Other receivables and assets (Tables)	12 Months Ended
Dec. 31, 2018
Other receivables and assets [abstract]
Other receivables and assets
	As at 31 December
	2018	2017

Prepayments for inventories	990,742	387,335
Prepaid income tax	134,477	150,838
Others	270,330	181,913

Total prepayments	1,395,549	720,086

Less: loss allowance	4,638	4,638

Total prepayments, net	1,390,911	715,448

Dividends receivable	30,000	273,897
Receivables from sales of fuel	74,578	290,040
Others	1,569,181	1,483,331
Subtotal other receivables	1,673,759	2,047,268

Less: loss allowance	38,531	29,241

Total other receivables, net	1,635,228	2,018,027

Profit compensation from
Huaneng Group (Note 16)	550,832	615,013
VAT recoverable	1,927,638	2,607,505
Financial lease receivables	871,302	45,524
Designated loan to a joint venture	80,000	80,000

Gross total	6,499,080	6,115,396

Net total	6,455,911	6,081,517

Gross amounts of other receivables denominated in currencies
	As at 31 December
	2018	2017

RMB	1,572,651	1,944,570
S$ (RMB equivalent)	68,390	53,406
US$ (RMB equivalent)	7,401	49,292
PKR (RMB equivalent)	25,317	-

Total	1,673,759	2,047,268

Movements of other receivables and assets loss allowance
	2018	2017

Beginning of the year	(33,879)	(28,961)
Provision	(24,924)	(5,890)
Reversal/write-off	15,634	972

End of the year	(43,169)	(33,879)